Critical Accounting Estimates and Judgments (Details) $ / shares in Units, $ in Millions	6 Months Ended							12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares		Jun. 30, 2020 $ / shares	Jun. 30, 2019 USD ($) $ / shares		Jun. 30, 2019 $ / shares	Jun. 30, 2017	Dec. 31, 2019 USD ($) $ / shares		Dec. 31, 2019 USD ($) $ / shares		Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 $ / shares [3]	Dec. 31, 2017 USD ($) $ / shares		Dec. 31, 2017 $ / shares [3]
Disclosure of detailed information about property, plant and equipment [line items]
Increase in operating profit	$ (609)			$ 1,187				$ 2,275				$ 2,154		$ 1,773	[1]
Decrease in depreciation expense	338			364				706				655		676	[1]
(Loss) profit for the period attributable to equity holders of the Company	$ (716)			$ 1,067				$ 2,033				$ 1,875		$ 1,603	[1]
(Loss) earnings per share, basic | (per share)	$ (0.0885)	[2]	$ (0.6859)	$ 0.1320	[2]	$ 1.0316		$ 0.2514		$ 1.9579	[3]	$ 0.2321	$ 1.8175	$ 0.1986	[1]	$ 1.5522
(Loss) earnings per share, diluted | (per share)	$ (0.0885)	[2]	$ (0.6859)	$ 0.1319	[2]	$ 1.0308		$ 0.2513		$ 1.9571	[3]	$ 0.2319	$ 1.8159	$ 0.1985	[1]	$ 1.5514
Impairment loss on property and equipment								$ 65	[4]			$ 0		$ 0
Recoverable amount of asset								$ 51		$ 51
Change in estimate of useful lives or depreciation rates, property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase in operating profit														89
Decrease in depreciation expense														(89)
(Loss) profit for the period attributable to equity holders of the Company														$ 88
(Loss) earnings per share, basic | $ / shares														$ 0.0110
(Loss) earnings per share, diluted | $ / shares														$ 0.0110
Leasehold interests in land, land improvements, buildings and building improvements [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment							15 years	10 years
Leasehold interests in land, land improvements, buildings and building improvements [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment							40 years	50 years
Certain furniture, fittings and equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment							3 years	5 years
Certain furniture, fittings and equipment [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment							6 years	10 years

[1]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.
[2]	The translation of US$ amounts into HK$ amounts has been made at the exchange rate of US$1.00 to HK$7.7504 (six months ended June 30, 2019: US$1.00 to HK$7.8152).
[3]	The translation of US$ amounts into HK$ amounts has been made at the exchange rate on December 31, 2017, 2018 and 2019 of US$1.00 to HK$7.8157, US$1.00 to HK$7.8306 and US$1.00 to HK$7.7879, respectively.
[4]	The impairment loss for the year ended December 31, 2019 resulted from the decrease in volume of passengers in our ferry operations. For details refer to Note 3(b).